State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments

June 30, 2026 (unaudited)

Common Stock	Shares	Value
Aaon, Inc.	523,095	$66,359,832
Abercrombie & Fitch Co., Class A*	344,238	30,984,862
Acuity, Inc.	231,714	87,277,395
Advanced Drainage Systems, Inc.	551,392	86,546,488
Advanced Energy Industries, Inc.	292,611	109,105,864
AECOM	988,863	69,022,637
AeroVironment, Inc.*	248,101	40,954,032
Affiliated Managers Group, Inc.	203,220	68,769,648
AGCO Corp.	462,409	55,350,357
Agree Realty Corp.	922,666	69,882,723
Alaska Air Group, Inc.*	857,333	44,752,783
Albertsons Cos., Inc., Class A	2,739,605	37,066,856
Alcoa Corp.	2,030,409	105,865,525
Allegro MicroSystems, Inc.*	955,184	66,499,910
Ally Financial, Inc.	2,146,150	98,615,592
American Airlines Group, Inc.*	5,088,764	91,953,965
American Financial Group, Inc.	530,597	74,251,744
American Healthcare REIT, Inc.	1,482,822	77,329,167
American Homes 4 Rent, Class A	2,437,242	81,696,352
Amkor Technology, Inc.	877,296	75,649,234
Annaly Capital Management, Inc.	5,638,037	126,066,507
Antero Midstream Corp.	2,558,191	58,198,845
Antero Resources Corp.*	2,264,712	79,581,980
Api Group Corp.*	2,966,647	125,637,500
Appfolio, Inc., Class A*	184,872	29,644,225
Applied Industrial Technologies, Inc.	284,376	96,161,744
AptarGroup, Inc.	491,038	61,477,958
Aramark	2,023,193	115,119,682
Arrow Electronics, Inc.*	393,443	83,964,671
Arrowhead Pharmaceuticals, Inc.*	1,083,770	88,338,093
Ashland, Inc.	352,307	23,213,508
Associated Banc-Corp.	1,256,935	38,675,890
ATI, Inc.*	1,050,023	206,959,533
Autoliv, Inc.	529,911	61,559,761
AutoNation, Inc.*	193,074	35,871,218
Avantor, Inc.*	5,253,171	52,006,393
Avient Corp.	705,626	26,079,937
Avis Budget Group, Inc.*	130,459	19,285,754
Avnet, Inc.	631,098	56,054,124
Axalta Coating Systems Ltd.*	1,646,680	56,349,390
Bank OZK	789,544	41,127,347
Bath & Body Works, Inc.	1,549,462	35,839,056
Belden, Inc.	299,652	35,931,271
Bentley Systems, Inc., Class B	1,146,923	34,281,528
Bill Holdings, Inc.*	682,009	24,661,445
BioMarin Pharmaceutical, Inc.*	1,487,154	85,094,952
Bio-Rad Laboratories, Inc., Class A*	138,580	40,688,474
BJ's Wholesale Club Holdings, Inc.*	982,469	85,690,946
Black Hills Corp.	585,757	43,580,321
Booz Allen Hamilton Holding Corp., Class A	927,867	56,293,691
BorgWarner, Inc.	1,578,175	104,790,820
Boston Beer Co., Inc., Class A*	57,523	10,183,297
Boyd Gaming Corp.	423,198	37,381,079
Brighthouse Financial, Inc.*	439,984	27,850,987
Brink's Co.	316,840	29,938,212
Brixmor Property Group, Inc.	2,360,816	74,436,528
Bruker Corp.	855,007	51,454,321
Brunswick Corp.	499,929	42,114,019
Burlington Stores, Inc.*	483,415	153,145,872
BWX Technologies, Inc.	704,909	137,210,537
Cabot Corp.	397,180	36,071,888

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
CACI International, Inc., Class A*	169,972	$78,741,229
Capri Holdings Ltd.*	916,847	17,025,849
CareTrust REIT, Inc.	1,817,663	73,342,702
Carlisle Cos., Inc.	310,613	112,674,866
Carlyle Group, Inc.	1,994,171	83,974,541
Carpenter Technology Corp.	382,302	235,819,166
Cava Group, Inc.*	770,296	60,452,830
Celsius Holdings, Inc.*	1,219,482	35,706,433
Chart Industries, Inc.*	345,884	72,269,003
Chemed Corp.	102,124	47,563,232
Chewy, Inc., Class A*	1,848,119	36,315,538
Choice Hotels International, Inc.	156,167	17,220,535
Chord Energy Corp.	433,183	49,512,817
Churchill Downs, Inc.	509,455	45,667,546
Cirrus Logic, Inc.*	392,455	58,291,341
Clean Harbors, Inc.*	382,187	114,178,366
Cleveland-Cliffs, Inc.*	4,388,816	41,210,982
CNH Industrial NV	6,773,614	76,067,685
CNO Financial Group, Inc.	718,239	36,615,824
CNX Resources Corp.*	1,088,548	36,934,434
Coca-Cola Consolidated, Inc.	434,859	83,023,280
Coeur Mining, Inc.	7,959,618	129,900,966
Cognex Corp.	1,280,454	92,730,479
Columbia Banking System, Inc.	2,227,346	71,386,439
Columbia Sportswear Co.	184,925	11,432,063
Commerce Bancshares, Inc.	1,043,102	60,239,140
Commercial Metals Co.	853,180	53,537,045
Commvault Systems, Inc.*	317,398	44,984,819
COPT Defense Properties	868,375	31,600,166
Core & Main, Inc., Class A*	1,447,595	69,846,459
Corebridge Financial, Inc.	1,862,498	53,323,318
Cousins Properties, Inc.	1,265,999	37,954,650
Crane Co.	377,668	84,246,401
Crane NXT Co.	380,763	19,479,835
Crocs, Inc.*	382,333	46,124,653
Crown Holdings, Inc.	850,161	95,065,003
CubeSmart	1,742,048	69,281,249
Cullen/Frost Bankers, Inc.	483,166	74,658,810
Curtiss-Wright Corp.	284,232	215,379,640
Cytokinetics, Inc.*	1,044,627	88,991,774
Darling Ingredients, Inc.*	1,222,788	66,788,681
DENTSPLY Sirona, Inc.	1,541,341	16,353,628
Dick's Sporting Goods, Inc.	506,874	114,964,092
DigitalOcean Holdings, Inc.*	626,328	98,352,286
Docusign, Inc.*	1,494,906	66,403,725
Dolby Laboratories, Inc., Class A	464,304	24,413,104
Donaldson Co., Inc.	891,094	79,993,508
Doximity, Inc., Class A*	1,029,568	21,353,240
Dropbox, Inc., Class A*	1,152,351	31,655,082
DT Midstream, Inc.	784,909	115,177,547
Duolingo, Inc.*	309,593	35,609,387
Dutch Bros, Inc., Class A*	981,691	70,495,231
Dycom Industries, Inc.*	230,960	116,771,066
Dynatrace, Inc.*	2,267,070	99,547,044
Eagle Materials, Inc.	241,836	54,413,100
East West Bancorp, Inc.	1,054,054	136,067,831
EastGroup Properties, Inc.	412,947	83,634,156
Elanco Animal Health, Inc.*	3,842,819	94,571,776
Elf Beauty, Inc.*	454,355	33,622,270
Encompass Health Corp.	763,240	77,148,299
EnerSys	283,524	66,293,582
Ensign Group, Inc.	445,954	71,486,426

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
Entegris, Inc.	1,173,342	$211,037,292
Envista Holdings Corp.*	1,252,051	32,991,544
EPR Properties	588,649	34,147,528
Equitable Holdings, Inc.	2,166,038	95,045,747
Equity LifeStyle Properties, Inc.	1,492,181	96,171,065
Esab Corp.	440,324	43,429,156
Essent Group Ltd.	709,030	45,576,448
Essential Utilities, Inc.	2,182,297	83,603,798
Euronet Worldwide, Inc.*	272,436	19,939,591
Evercore, Inc., Class A	297,615	101,617,666
Everpure, Inc., Class A*	2,427,845	191,289,908
Exelixis, Inc.*	1,933,954	105,226,437
ExlService Holdings, Inc.*	1,175,537	30,399,387
Exponent, Inc.	373,260	21,932,758
Fabrinet*	275,666	154,946,345
Federated Hermes, Inc.	557,233	30,770,406
Fidelity National Financial, Inc.	1,946,680	91,805,429
First American Financial Corp.	784,019	53,775,863
First Financial Bankshares, Inc.	1,003,204	34,710,858
First Horizon Corp.	3,651,766	93,631,280
First Industrial Realty Trust, Inc.	1,020,012	62,536,936
FirstCash Holdings, Inc.	296,822	64,208,535
Five Below, Inc.*	425,454	76,492,375
Flagstar Bank NA	2,309,056	34,497,297
Floor & Decor Holdings, Inc., Class A*	831,677	49,368,347
Flowserve Corp.	983,367	72,926,497
Fluor Corp.*	1,074,630	56,299,866
FNB Corp.	2,738,813	52,256,552
Fortune Brands Innovations, Inc.	917,866	50,390,843
FTI Consulting, Inc.*	227,510	33,901,265
GameStop Corp., Class A*	3,173,853	70,078,674
Gaming and Leisure Properties, Inc.	2,179,134	97,036,837
Gap, Inc.	1,714,687	32,030,353
GATX Corp.	273,144	48,398,385
Genpact Ltd.	1,212,908	33,354,970
Gentex Corp.	1,638,475	41,404,263
Glacier Bancorp, Inc.	991,330	51,132,801
Globus Medical, Inc., Class A*	871,869	68,886,370
Goodyear Tire & Rubber Co.*	2,211,597	14,596,540
Graco, Inc.	1,276,955	96,550,568
Graham Holdings Co., Class B	25,716	29,352,757
Grand Canyon Education, Inc.*	201,741	28,871,155
Graphic Packaging Holding Co.	2,276,568	24,063,324
Greif, Inc., Class A	190,638	14,200,625
Guidewire Software, Inc.*	651,364	80,150,340
GXO Logistics, Inc.*	885,199	44,879,589
H&R Block, Inc.	975,313	37,139,919
Haemonetics Corp.*	357,553	26,816,475
Halozyme Therapeutics, Inc.*	912,613	71,430,220
Hamilton Lane, Inc., Class A	314,409	24,784,861
Hancock Whitney Corp.	624,440	46,658,157
Hanover Insurance Group, Inc.	269,182	57,637,250
Harley-Davidson, Inc.	809,953	19,811,450
Healthcare Realty Trust, Inc.	2,666,186	53,776,972
HealthEquity, Inc.*	649,983	58,706,465
Hecla Mining Co.	5,160,522	79,626,854
Hexcel Corp.	580,338	58,068,620
HF Sinclair Corp.	1,179,002	82,117,489
Hilton Grand Vacations, Inc.*	462,046	24,197,349
Hims & Hers Health, Inc.*	1,630,580	56,532,209
Home BancShares, Inc.	1,441,217	41,146,745
Houlihan Lokey, Inc., Class A	417,157	55,953,268

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
Hyatt Hotels Corp., Class A	315,699	$61,195,094
IDACORP, Inc.	426,308	64,500,400
Illumina, Inc.*	1,164,100	204,683,703
Independence Realty Trust, Inc.	1,810,251	30,213,089
Ingredion, Inc.	485,174	45,950,830
InterDigital, Inc.	198,850	56,300,401
International Bancshares Corp.	416,231	31,612,744
IPG Photonics Corp.*	195,930	22,986,508
ITT, Inc.	687,858	136,030,798
Janus Henderson Group PLC*	948,390	49,268,861
Jazz Pharmaceuticals PLC*	482,758	116,330,195
Jefferies Financial Group, Inc.	1,258,346	62,892,133
Jones Lang LaSalle, Inc.*	356,972	110,643,471
KB Home	482,011	30,169,068
KBR, Inc.	975,540	33,685,396
Kilroy Realty Corp.	823,095	30,841,370
Kinsale Capital Group, Inc.	168,576	55,598,051
Kirby Corp.*	411,634	55,969,875
Kite Realty Group Trust	1,562,415	44,341,338
Knife River Corp.*	436,678	36,528,115
Knight-Swift Transportation Holdings, Inc.	1,250,254	97,357,279
Kratos Defense & Security Solutions, Inc.*	1,442,802	71,938,108
Kyndryl Holdings, Inc.*	1,734,596	19,618,281
Lamar Advertising Co., Class A	669,797	104,474,936
Landstar System, Inc.	261,038	53,985,269
Lantheus Holdings, Inc.*	500,926	55,572,730
Lattice Semiconductor Corp.*	1,054,145	161,242,019
Lear Corp.	385,450	51,673,427
Lincoln Electric Holdings, Inc.	421,530	111,920,430
Lithia Motors, Inc.	175,460	50,969,375
Littelfuse, Inc.	194,564	88,590,826
LivaNova PLC*	422,669	34,756,072
Louisiana-Pacific Corp.	489,174	38,478,427
MACOM Technology Solutions Holdings, Inc.*	504,858	192,032,837
Macy's, Inc.	2,029,239	47,788,578
Manhattan Associates, Inc.*	455,209	63,387,853
Maplebear, Inc.*	1,265,822	59,936,672
Marzetti Company	156,122	17,822,888
MasTec, Inc.*	474,063	197,238,652
Matador Resources Co.	898,106	44,707,717
Mattel, Inc.*	2,235,909	31,034,417
Maximus, Inc.	404,238	21,731,835
Medpace Holdings, Inc.*	173,588	91,930,469
MGIC Investment Corp.	1,627,229	45,887,858
Middleby Corp.*	320,040	55,050,080
MKS, Inc.	519,690	231,158,112
Moog, Inc., Class A	218,822	92,745,516
Morningstar, Inc.	169,707	26,477,686
MP Materials Corp.*	1,040,988	58,305,738
MSA Safety, Inc.	279,213	48,745,006
MSC Industrial Direct Co., Inc., Class A	352,277	41,903,349
Mueller Industries, Inc.	850,736	104,580,976
Murphy Oil Corp.	1,036,762	33,756,971
Murphy USA, Inc.	129,319	69,686,130
National Fuel Gas Co.	731,206	56,456,415
National Storage Affiliates Trust	546,402	24,298,497
Neurocrine Biosciences, Inc.*	773,648	130,386,766
New Jersey Resources Corp.	776,516	43,515,957
New York Times Co., Class A	1,239,386	86,732,232
NewMarket Corp.	58,738	46,475,855
Nexstar Media Group, Inc.	220,875	39,446,066
Nextpower, Inc., Class A*	1,142,395	136,104,940

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
NNN REIT, Inc.	1,463,786	$68,109,963
Northwestern Energy Group, Inc.	473,255	33,894,523
NOV, Inc.	2,761,302	51,222,152
Novanta, Inc.*	273,990	44,452,138
Nutanix, Inc., Class A*	2,040,569	103,987,396
nVent Electric PLC	1,244,292	211,044,366
OGE Energy Corp.	1,587,859	77,265,219
Okta, Inc.*	1,289,994	176,019,681
Old National Bancorp	2,645,792	68,526,013
Old Republic International Corp.	1,724,023	70,547,021
Olin Corp.	876,331	17,368,880
Ollie's Bargain Outlet Holdings, Inc.*	466,741	35,883,048
Omega Healthcare Investors, Inc.	2,291,326	109,250,424
ONE Gas, Inc.	482,909	37,217,797
Onto Innovation, Inc.*	382,740	144,847,953
Option Care Health, Inc.*	1,208,183	25,335,598
Ormat Technologies, Inc.	472,804	51,488,356
Oshkosh Corp.	479,739	73,630,342
Ovintiv, Inc.	2,118,939	111,562,138
Owens Corning	619,595	98,490,821
Park Hotels & Resorts, Inc.	1,549,304	22,077,582
Parsons Corp.*	411,559	21,561,576
Paylocity Holding Corp.*	333,702	34,881,870
PBF Energy, Inc., Class A	646,306	29,419,849
Pegasystems, Inc.	694,342	20,809,430
Penske Automotive Group, Inc.	141,645	25,347,373
Penumbra, Inc.*	302,605	95,547,529
Performance Food Group Co.*	1,208,652	135,115,207
Permian Resources Corp.	6,055,637	111,484,277
Pilgrim's Pride Corp.	329,498	9,262,189
Pinnacle Financial Partners, Inc.	1,157,197	116,738,033
Pinterest, Inc., Class A*	3,706,625	77,950,324
Planet Fitness, Inc., Class A*	608,809	31,761,566
Polaris, Inc.	415,815	28,458,379
Portland General Electric Co.	890,430	46,150,987
Post Holdings, Inc.*	306,869	27,084,258
Primerica, Inc.	239,934	68,189,243
Prosperity Bancshares, Inc.	775,981	56,669,892
PVH Corp.	354,496	26,324,873
Qualys, Inc.*	270,946	37,252,366
Rambus, Inc.*	832,031	110,443,795
Range Resources Corp.	1,812,908	67,422,049
Rayonier, Inc.	2,128,844	45,301,800
RB Global, Inc.	1,433,413	166,920,944
RBC Bearings, Inc.*	242,711	156,320,447
Regal Rexnord Corp.	512,188	121,998,060
Reinsurance Group of America, Inc.	504,059	107,188,146
Reliance, Inc.	392,772	146,739,619
RenaissanceRe Holdings Ltd.	328,011	103,946,686
Repligen Corp.*	407,981	55,664,928
Rexford Industrial Realty, Inc.	1,723,110	57,724,185
RH*	119,250	19,644,053
RLI Corp.	707,377	41,784,759
Roivant Sciences Ltd.*	3,469,211	122,775,377
Roku, Inc.*	1,009,400	139,438,516
Royal Gold, Inc.	626,841	125,123,732
RPM International, Inc.	981,978	109,146,855
Ryan Specialty Holdings, Inc.	876,617	33,101,058
Ryder System, Inc.	297,683	78,519,845
Sabra Health Care REIT, Inc.	1,940,377	37,856,755
Saia, Inc.*	205,206	86,424,559
Sanmina Corp.*	412,374	104,363,612

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
Science Applications International Corp.	331,641	$36,616,483
Scotts Miracle-Gro Co.	344,699	23,477,449
SEI Investments Co.	703,308	61,687,145
Selective Insurance Group, Inc.	460,650	44,687,657
Semtech Corp.*	716,442	115,956,138
Sensata Technologies Holding PLC	1,118,966	53,419,437
Service Corp. International	1,061,564	80,636,401
SharkNinja, Inc.*	544,447	82,902,945
Shift4 Payments, Inc., Class A*	451,661	21,968,791
Silgan Holdings, Inc.	674,891	31,308,193
Silicon Laboratories, Inc.*	253,776	55,465,283
Simpson Manufacturing Co., Inc.	316,515	66,262,415
Sirius XM Holdings, Inc.	1,450,403	42,844,905
SiTime Corp.*	170,591	127,185,826
SLM Corp.	1,451,053	37,640,315
Solstice Advanced Materials, Inc.	1,221,859	108,256,707
Somnigroup International, Inc.	1,618,375	126,880,600
Sonoco Products Co.	760,718	42,866,459
Sotera Health Co.*	2,040,516	36,219,159
Southstate Bank Corp.	751,472	75,072,053
Southwest Gas Holdings, Inc.	495,612	43,950,872
Spire, Inc.	454,846	35,518,924
Sprouts Farmers Market, Inc.*	723,575	61,199,974
SPX Technologies, Inc.*	385,194	94,438,013
STAG Industrial, Inc.	1,471,160	55,992,350
StandardAero, Inc.*	1,457,687	43,599,418
Starwood Property Trust, Inc.	2,681,419	43,921,643
Sterling Infrastructure, Inc.*	236,114	198,184,647
Stifel Financial Corp.	1,180,300	82,349,531
Synaptics, Inc.*	297,283	36,931,467
Talen Energy Corp.*	349,280	134,214,333
Taylor Morrison Home Corp.*	718,835	51,569,223
TD SYNNEX Corp.	575,243	153,785,464
TechnipFMC PLC	3,067,647	203,384,996
Tenet Healthcare Corp.*	662,746	123,986,522
Terex Corp.	878,670	63,606,921
Tetra Tech, Inc.	1,996,799	57,687,523
Texas Capital Bancshares, Inc.	335,997	34,695,050
Texas Roadhouse, Inc.	505,727	97,721,628
Thor Industries, Inc.	404,690	30,416,500
Timken Co.	486,570	70,708,352
Toll Brothers, Inc.	728,667	120,047,888
TopBuild Corp.*	214,987	76,219,341
Toro Co.	745,804	72,656,226
TransUnion	1,483,411	107,013,270
Travel + Leisure Co.	480,275	36,707,418
Trex Co., Inc.*	799,409	40,002,426
TTM Technologies, Inc.*	799,039	149,436,274
Twilio, Inc., Class A*	1,167,771	240,946,190
TXNM Energy, Inc.	766,599	43,527,491
UFP Industries, Inc.	434,550	39,431,067
UGI Corp.	1,649,571	56,976,182
Uipath, Inc., Class A*	3,286,045	35,719,309
UL Solutions, Inc., Class A	598,672	60,980,730
UMB Financial Corp.	549,519	78,449,332
United Bankshares, Inc.	1,057,759	48,477,095
United Therapeutics Corp.*	326,572	176,946,507
Universal Display Corp.	334,507	28,964,961
Unum Group	1,130,997	101,111,132
US Foods Holding Corp.*	1,694,406	173,253,014
Vail Resorts, Inc.	274,178	37,329,335
Valaris Ltd.*	495,537	35,975,986

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments (continued)

June 30, 2026 (unaudited)

Common Stock	Shares	Value
Valley National Bancorp	3,666,643	$53,716,320
Valmont Industries, Inc.	149,374	86,278,422
Valvoline, Inc.*	981,262	38,799,099
VF Corp.	2,528,747	42,179,500
Viavi Solutions, Inc.*	1,799,700	85,935,675
Vicor Corp.*	179,777	68,275,709
Viper Energy, Inc., Class A	1,494,302	63,358,405
Visteon Corp.	205,380	20,375,750
Vontier Corp.	1,083,339	31,416,831
Vornado Realty Trust	1,215,685	47,776,421
Voya Financial, Inc.	697,595	63,153,275
Warner Music Group Corp., Class A	1,125,148	30,457,756
Watsco, Inc.	269,311	112,229,973
Watts Water Technologies, Inc., Class A	211,395	82,750,573
Weatherford International PLC	553,392	45,101,448
Webster Financial Corp.	1,246,632	95,267,617
WESCO International, Inc.	374,747	129,448,856
Western Alliance Bancorp	787,853	64,761,517
Westlake Corp.	256,298	18,709,754
WEX, Inc.*	266,744	37,634,911
Whirlpool Corp.	498,760	19,661,119
Wingstop, Inc.	209,538	36,335,985
Wintrust Financial Corp.	518,965	83,408,055
Woodward, Inc.	458,424	195,031,907
Wp Carey, Inc.	1,713,766	122,534,269
Wyndham Hotels & Resorts, Inc.	575,968	48,502,265
XPO, Inc.*	903,352	185,449,132
YETI Holdings, Inc.*	582,896	28,888,326
Zions Bancorp NA	1,131,737	78,304,883
Total Investments (Cost $27,325,502,434)		$27,893,011,050

*	Non-income producing security.

State Street SPDR S&P MidCap 400 ETF Trust (formerly, SPDR S&P MidCap 400 ETF Trust)

Schedule of Investments

June 30, 2026 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$2,024,251,631	7.22%
Banks	1,661,887,754	5.92%
Semiconductors	1,398,690,423	4.99%
Retail	1,304,901,910	4.65%
Electronics	1,215,898,258	4.33%
Insurance	1,207,924,221	4.31%
Software	1,031,493,300	3.68%
Machinery - Diversified	1,022,186,828	3.64%
Biotechnology	984,175,536	3.51%
Oil & Gas	790,935,559	2.82%
Commercial Services	788,752,602	2.81%
Diversified Financial Services	737,502,702	2.63%
Engineering & Construction	735,668,967	2.62%
Aerospace / Defense	729,644,868	2.60%
Computers	699,750,946	2.49%
Building Materials	697,469,925	2.49%
Miscellaneous Manufacturing	608,087,881	2.17%
Transportation	602,585,548	2.15%
Healthcare - Services	532,376,169	1.90%
Food	506,755,214	1.81%
Metal Fabricate / Hardware	504,434,686	1.80%
Mining	498,822,815	1.78%
Electric	494,621,630	1.76%
Healthcare - Products	490,049,990	1.75%
Distribution / Wholesale	478,446,232	1.71%
Iron / Steel	477,306,812	1.70%
Chemicals	415,592,837	1.48%
Internet	370,173,258	1.32%
Electrical Components & Equipment	351,510,173	1.25%
Pharmaceuticals	341,288,737	1.22%
Auto Parts & Equipment	294,400,561	1.05%
Machinery - Construction & Mining	274,447,800	0.98%
Gas	273,636,147	0.97%
Packaging & Containers	268,981,562	0.96%
Oil & Gas Services	254,607,148	0.91%
Home Furnishings	253,857,768	0.90%
Home Builders	232,202,680	0.83%
Lodging	225,203,741	0.80%
Pipelines	173,376,392	0.62%
Environmental Control	171,865,889	0.61%
Media	169,023,203	0.60%
Hand / Machine Tools	160,665,436	0.57%
Leisure Time	151,033,739	0.54%
Apparel	143,086,938	0.51%
Telecommunications	142,236,076	0.51%
Airlines	136,706,748	0.49%
Energy - Alternate Sources	136,104,940	0.48%
Beverages	128,913,010	0.46%
Food Service	115,119,682	0.41%
Entertainment	113,454,637	0.40%
Private Equity	83,974,541	0.30%
Water	83,603,798	0.30%
Agriculture	66,788,681	0.24%
Trucking & Leasing	48,398,385	0.17%
Cosmetics / Personal Care	33,622,270	0.12%
Toys / Games / Hobbies	31,034,417	0.11%
Housewares	23,477,449	0.08%
Total Investments	27,893,011,050	99.43%
Other Assets in Excess of Liabilities	159,907,494	0.57%
Net Assets	$28,052,918,544	100.00%